Leases - Schedule of Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 183,815	$ 255,573
Operating lease liabilities – current	104,088	107,424
Operating lease liabilities – non-current	80,636	114,374
Total operating lease liabilities	$ 184,724	$ 221,798
Weighted average remaining lease term (years)	2 years
Weighted average discount rate	3.90%